UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      First Long Island Investors, LLC

Address:   1 Jericho Plaza, suite 201
           Jericho, New York 11753


Form 13F File Number: 028-13892


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bruce A. Siegel
Title:  Executive Vice President and General Counsel
Phone:  (516) 935-1200

Signature,  Place,  and  Date  of  Signing:

/s/ Bruce A. Siegel                Jericho, New York                  5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              49

Form 13F Information Table Value Total:  $      293,489
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M COMPANY                    COM            88579y101     4870    45810 SH       SOLE                 45810      0    0
ACCENTURE PLC IRELAND         SHS CLASS A    G1151C101     7694   101282 SH       SOLE                101282      0    0
AMAZON COM INC                COM            023135106     2825    10600 SH       SOLE                 10600      0    0
AMERICAN INTL GROUP INC       COM NEW        026874784     4645   119660 SH       SOLE                119660      0    0
AMERICAN TOWER CORP NEW       COM            03027x100     7708   100212 SH       SOLE                100212      0    0
AMERIPRISE FINL INC           COM            03076c106     4989    67745 SH       SOLE                 67745      0    0
AMPHENOL CORP NEW             CL A           032095101     3613    48400 SH       SOLE                 48400      0    0
APPLE INC                     COM            037833100     9013    20361 SH       SOLE                 20361      0    0
AT&T INC                      COM            00206R102     4665   127147 SH       SOLE                127147      0    0
AUTOMATIC DATA PROCESSING INC COM            053015103     4836    74362 SH       SOLE                 74362      0    0
BERKSHIRE HATHAWAY INC        CL B NEW       084670702     5105    48990 SH       SOLE                 48990      0    0
BLACKROCK INC COM             COM            09247X101     5558    21635 SH       SOLE                 21635      0    0
CELGENE CORP                  COM            151020104    15053   129867 SH       SOLE                129867      0    0
CHEVRON CORP                  COM            166764100     8757    73697 SH       SOLE                 73697      0    0
COCA-COLA CO                  COM            191216100     4714   116571 SH       SOLE                116571      0    0
COGNIZANT TECH SOLUTIONS      CL A           192446102     8801   114870 SH       SOLE                114870      0    0
COMCAST CORP                  CL A           20030N101     3132    74600 SH       SOLE                 74600      0    0
EMERSON ELEC CO               COM            291011104     4569    81785 SH       SOLE                 81785      0    0
EXPRESS SCRIPTS HLDG CO       COM            30219g108     9821   170446 SH       SOLE                170446      0    0
GENERAL ELECTRIC CO           COM            369604103     4759   205857 SH       SOLE                205857      0    0
GENERAL MLS INC               COM            370334104     5212   105690 SH       SOLE                105690      0    0
GENUINE PARTS CO              COM            372460105     5175    66340 SH       SOLE                 66340      0    0
GLAXOSMITHKLINE PLC           SPONSORED ADR  37733W105     4488    95665 SH       SOLE                 95665      0    0
GOLDMAN SACHS GROUP INC       COM            38141G104     3002    20400 SH       SOLE                 20400      0    0
GOOGLE INC                    CL A           38259P508    11301    14229 SH       SOLE                 14229      0    0
HEINZ H J CO                  COM            423074103     4830    66835 SH       SOLE                 66835      0    0
INTEL CORP                    COM            458140100     4810   220270 SH       SOLE                220270      0    0
JOHNSON & JOHNSON             COM            478160104     4995    61265 SH       SOLE                 61265      0    0
KIMBERLY CLARK CORP           COM            494368103     5141    52473 SH       SOLE                 52473      0    0
LAS VEGAS SANDS CORP          COM            517834107     7597   134815 SH       SOLE                134815      0    0
MASTERCARD INC                CL A           57636Q104     3247     6000 SH       SOLE                  6000      0    0
MCDONALDS CORP                COM            580135101    11949   119864 SH       SOLE                119864      0    0
MICROSOFT CORP                COM            594918104     4874   170380 SH       SOLE                170380      0    0
OCCIDENTAL PETE CORP DEL      COM            674599105     4159    53065 SH       SOLE                 53065      0    0
PEPSICO INC                   COM            713448108     4954    62620 SH       SOLE                 62620      0    0
PFIZER INC                    COM            717081103     5179   179445 SH       SOLE                179445      0    0
PHILIP MORRIS INTL INC        COM            718172109    12611   136025 SH       SOLE                136025      0    0
PRAXAIR INC                   COM            74005P104     2264    20300 SH       SOLE                 20300      0    0
PROCTER & GAMBLE CO           COM            742718109     4838    62788 SH       SOLE                 62788      0    0
QUALCOMM INC                  COM            747525103    10643   158990 SH       SOLE                158990      0    0
SCHLUMBERGER LTD              COM            806857108     6898    92110 SH       SOLE                 92110      0    0
SCHWAB CHARLES CORP           COM            808513105     2411   136265 SH       SOLE                136265      0    0
SOUTHERN CO                   COM            842587107     4514    96207 SH       SOLE                 96207      0    0
UNILEVER PLC                  SPON ADR NEW   904767704     4893   115845 SH       SOLE                115845      0    0
UNITED PARCEL SERVICE INC     CL B           911312106     4713    54870 SH       SOLE                 54870      0    0
UNITED TECHNOLOGIES CORP      COM            913017109     7032    75263 SH       SOLE                 75263      0    0
VISA INC                      COM CL A       92826C839     8634    50835 SH       SOLE                 50835      0    0
WALGREEN CO NEW               COM            931422109     5244   109990 SH       SOLE                109990      0    0
YUM BRANDS INC                COM            988498101     2755    38300 SH       SOLE                 38300      0    0


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